Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
(1)Cash and cash equivalents as of December 31, 2021 and 2020 consist of the follows:

	December 31, 2021	December 31, 2020
	(In millions of Korean won)
Deposits in banks	99,105	95,573
Money market instruments	—	15,059
Total	₩ 99,105	₩ 110,632
(2)The Group does not have any restricted cash and cash equivalents as of December 31, 2021 and 2020.